INCOME TAX AND DEFERRED TAX ASSETS	6 Months Ended
Jun. 30, 2026
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 6 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries have no presence in the United States and do not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to income tax or capital gains tax. In addition, dividends paid by the Company to its shareholders are not subject to Cayman Islands withholding tax. For the six months ended June 30, 2026, MDJM reported net loss before income tax of $1,150,766. As the Company is not subject to income taxes in its jurisdiction of incorporation, no provision for current or deferred income tax has been recorded in the accompanying condensed consolidated financial statements.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the six months ended June 30, 2026 and 2025.

MDJM UK and Mansion were incorporated in the UK. A UK company is subject to UK corporation tax on its income and capital profits. From April 1, 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed GBP50,000.

The Group conducted substantially all of its business in the PRC through its VIE and subsidiaries before deconsolidation in 2025. The operating entities located in the PRC were subject to PRC income taxes, a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued an income tax abatement policy to small businesses with taxable income less than RMB 3 million, number of employees less than 300, and total assets less than RMB 50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small businesses with a taxable income less than RMB 1 million, the income tax rate was reduced to 10% for small businesses with taxable income from RMB 1 million to RMB 3 million. From January 1, 2022 to December 31, 2027, income tax rate is 5% for small businesses with taxable income between RMB 1 million to 3 million. The Group was qualified to receive the above tax abatement.

Mirai is subject to Japan national and local corporate taxes. The applicable statutory effective tax rate is 30.6% according to the Japan tax laws.

No current income tax was paid for the six months ended June 30, 2026 and 2025. The following table presents income (loss) before income taxes and income tax expenses by each jurisdiction:

	June 30,	June 30,
	2026	2025
(Loss) income before income tax
UK	$(91,080)	$(243,362)
Japan	9,190	—
Other foreign jurisdictions	(1,068,876)	397,774
	$(1,150,766)	$154,412

Income tax expenses
Current tax – Japan	$929	$—
Deferred tax – Japan	1,480	—
	$2,409	$—

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the condensed consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the condensed consolidated statements of operations and comprehensive income (loss) in the period of the enactment of the change.

Deferred tax assets, net were as follows:

	June 30,		December 31,
Deferred Tax Assets:	2026		2025
Allowance for CECL - accounts receivable		$56,337	$—
Net operating loss – UK		245,381	218,712
Total deferred tax assets		301,718	218,712
Valuation allowance		(245,381)	(218,712)
Net deferred tax assets		$56,337	$—

Reconciliation of the statutory income tax rate and the Group’s effective income tax rate for the six months ended June 30, 2026 and 2025 were as follows:

	June 30,	June 30,
PRC	2026	2025
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	—	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	—	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

UK
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

Japan
Japan statutory income tax rate	30.60%	—
Effect of valuation and deferred tax adjustments	(4.39)%	—
Effective rate	26.21%	—

As of June 30, 2026 and December 31, 2025, the Company had no significant uncertain tax positions that qualified for either recognition or disclosure in the condensed consolidated financial statements. As of June 30, 2026 and December 31, 2025, income tax returns for the tax years ended December 31, 2021 through December 31, 2025 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the condensed consolidated financial statements as of June 30, 2026. In addition, the outcome of these examinations may impact on the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases in its liability for unrecognized tax benefit within the next 12 months.

The management evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025 and 2024, the Group did not have any unrecognized uncertain tax positions. For the six months ended June 30, 2026 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.